STOCK BASED COMPENSATION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Stock-based compensation expense	$ 318,500	$ 277,000	$ 1,124,488	$ 150,700
Employee Stock [Member]
Stock-based compensation expense	318,500	277,000	290,100	143,900
NonEmployee Stock [Member]
Stock-based compensation expense			$ 834,388	$ 6,800